Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 10,914,374	$ 1,672,701		¥ 8,374,501		¥ 4,663,440
Cost of revenues (including transactions with related parties of RMB266,852, RMB380,219 and RMB593,814 for the years ended December 31, 2018, 2019 and 2020, respectively)		(8,646,308)	(1,325,105)	[1]	(6,892,579)	[1]	(3,933,647)	[1]
Gross Profit		2,268,066	347,596		1,481,922		729,793
Operating expenses
Research and development expenses (including transactions with related parties of RMB10,042, RMB5,720 and RMB4,023 for the years ended December 31, 2018, 2019 and 2020, respectively)	[1]	(734,261)	(112,530)		(508,714)		(265,152)
Sales and marketing expenses (including transactions with related parties of RMB4,038, RMB13,350 and RMB24,966 for the years ended December 31, 2018, 2019 and 2020, respectively)	[1]	(558,012)	(85,519)		(438,396)		(189,207)
General and administrative expenses (including transactions with related parties of RMB3,080, RMB1,058 and RMB2,436 for the years ended December 31, 2018, 2019 and 2020, respectively)	[1]	(445,006)	(68,200)		(352,824)		(287,710)
Total operating expenses	[1]	(1,737,279)	(266,249)		(1,299,934)		(742,069)
Other income		194,169	29,758		79,390		38,938
Operating income		724,956	111,105		261,378		26,662
Interest and short-term investments income		313,366	48,025		304,491		156,549
Fair value loss on derivative liabilities | ¥							(2,285,223)
Gain on fair value change of investment		2,160	331
Other non-operating expenses		(10,010)	(1,534)
Foreign currency exchange gains, net		2,056	315		1,157		51
(Loss) income before income tax benefits (expenses)		1,032,528	158,242		567,026		(2,101,961)
Income tax benefits (expenses)		(176,784)	(27,093)		(96,078)		50,943
(Loss) income before share of income (loss) in equity method investments, net of income taxes		855,744	131,149		470,948		(2,051,018)
Share of income (loss) in equity method investments, net of income taxes		28,414	4,355		(2,775)		113,329
Net (loss) income attributable to HUYA Inc.		884,158	135,504		468,173		(1,937,689)
Accretion to Series A redeemable convertible preferred shares ("Preferred Shares") | ¥							(71,628)
Deemed dividend to Series A Preferred Shareholders | ¥							(496,995)
Net (loss) income attributable to ordinary shareholders		884,158	135,504		468,173		(2,506,312)
Net (loss) income		884,158	135,504		468,173		(1,937,689)
Other comprehensive income(loss):
Foreign currency translation adjustments, net of nil tax		(451,873)	(69,253)		157,568		366,259
Total comprehensive (loss) income attributable to HUYA Inc		¥ 432,285	$ 66,251		¥ 625,741		¥ (1,571,430)
Net (loss) income per share*
Basic | (per share)	[2]	¥ 3.89	$ 0.60		¥ 2.18		¥ (15.02)
Diluted | (per share)		¥ 3.71	$ 0.57	[2]	¥ 2.02	[2]	¥ (15.02)	[2]
Weighted average number of shares used in calculating net (loss) income per share
Basic		227,081,238	227,081,238		214,811,862		166,828,435
Diluted		238,631,613	238,631,613		232,024,961		166,828,435
ADS [Member]
Net (loss) income per share*
Basic | (per share)	[2]	¥ 3.89	$ 0.60		¥ 2.18		¥ (15.02)
Diluted | (per share)	[2]	¥ 3.71	$ 0.57		¥ 2.02		¥ (15.02)
Weighted average number of shares used in calculating net (loss) income per share
Basic		227,081,238	227,081,238		214,811,862		166,828,435
Diluted		238,631,613	238,631,613		232,024,961		166,828,435
Live Streaming [Member]
Net revenues
Total net revenues		¥ 10,311,624	$ 1,580,326		¥ 7,976,214		¥ 4,442,845
Advertising and others (including transactions with related parties of RMB16,300, RMB11,498 and RMB22,546 for the years ended December 31, 2018, 2019 and 2020, respectively) [Member]
Net revenues
Total net revenues		¥ 602,750	$ 92,375		¥ 398,287		¥ 220,595

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, 2018 2019 2020 2020 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 10,472 31,593 64,942 9,953 Research and development expenses 30,643 86,296 150,723 23,099 Sales and marketing expenses 1,832 5,919 9,879 1,514 General and administrative expenses 183,748 157,936 182,664 27,994
[2]	* Each ADS represents one Class A ordinary share.